SCHEDULE OF NET DEFERRED TAX ASSETS (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Net operating loss carry forwards	$ 5,367,467	$ 541,321
Valuation allowance	(5,367,467)	(541,321)
Net deferred tax gross
Net deferred tax assets